Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 22. Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

According to the amendments to the ROC Statute for Industrial Innovation in July 2019, in addition to providing 10 year extension for the existing tax credits for qualifying research and development expenses, deduction of actual investment from tax base of undistributed earning tax and tax credit for smart machinery and 5G system expenditures were added as new incentive items.

Eligible investment amount applicable for deduction of tax base of undistributed earning tax is effective for undistributed earnings invested in substantive investment within 3 years after fiscal year-end. Tax credit for investment amount eligible for smart machinery limited to 5% of expenditure for the current year or 3% of expenditure within 3 consecutive year. Tax credit for smart machinery combined with R&D tax credit shall not exceed 50% of current year corporate income tax plus undistributed earnings tax payable.

(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2019, 2020 and 2021 consists of the following:

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Current tax expense
Current period	$1,461	13,599	102,297
Adjustment for prior periods	(126)	(363)	12
	1,335	13,236	102,309

Deferred tax expense
Origination and reversal of temporary differences	247	370	310
Investment tax credits and operating loss carryforward	(1,166)	(1,894)	8,038
	(919)	(1,524)	8,348
Total income tax expense	$416	11,712	110,657

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2019, 2020 and 2021 consist of the following:

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$25	(38)	27

(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	Years ended December 31,
	2019		2020		2021
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit (loss) before income taxes		$(15,768)		$56,872		$544,592
Income tax expense calculated at the statutory rate	20.0%	(3,154)	20.0%	11,374	20.0%	108,919
Tax on undistributed earnings	8.0%	(1,261)	3.0%	1,727	4.2%	22,648
Tax benefit resulting from setting aside legal reserve from prior year’s income	0.3%	(51)	-	-	-	(267)
Tax benefit resulting from offsetting prior year’s undistributed earning tax with current year’s loss	2.8%	(443)	-	-	-	-
Tax benefit resulting from actual investment from prior year’s undistributed earnings	-	-	-	-	-	(161)
Increase in tax credits	17.1%	(2,698)	(12.1)%	(6,895)	(3.3)%	(17,934)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards and investment tax credits	(40.9)%	6,455	8.7%	4,954	0.7%	3,668
Net of non-taxable income and non-deductible expense	(2.2)%	343	0.2%	129	(2.0)%	(10,680)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.2)%	194	(1.2)%	(709)	0.5%	2,763
Foreign tax rate differential	(3.5)%	548	1.5%	881	0.2%	837
Variance from audits, amendments and examinations of prior years’ income tax filings	(2.3)%	368	(0.6)%	(363)	-	440
Others	(0.7)%	115	1.1%	614	-	424
Income tax expense		$416		$11,712		$110,657
Effective tax rate	(2.6)%		20.6%		20.3%

(d)	As of December 31, 2020 and 2021, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2020	2021

	(in thousands)
Deferred tax assets:
Inventory	$4,426	2,955
Tax credit carryforwards	7,780	-
Operating loss carryforward-statutory tax	1,013	755
Accrued compensated absences	735	901
Allowance for sales discounts	411	720
Depreciation	561	601
Unrealized foreign exchange loss	179	-
Others	634	1,259
	$15,739	7,191

Deferred tax liabilities:
Acquired intangible assets	$(1,014)	(756)
Remeasurement of defined benefit plans	(107)	(138)
Unrealized foreign exchange gain	(17)	(71)
	$(1,138)	(965)

As of December 31, 2021, the Company has not provided for income taxes on undistributed earnings of approximately $1,096,052 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2020	loss	income	31, 2020	loss	income	31, 2021

	(in thousands)
Inventory	$5,089	(663)	-	4,426	(1,471)	-	2,955
Tax credit carryforwards	5,645	2,135	-	7,780	(7,780)	-	-
Operating loss carryforward	1,254	(241)	-	1,013	(258)	-	755
Accrued compensated absences	588	147	-	735	166	-	901
Allowance for sales discounts	576	(165)	-	411	309	-	720
Depreciation	521	40	-	561	40	-	601
Unrealized foreign exchange loss	102	60	-	162	(233)	-	(71)
Remeasurement of defined benefit plans	(139)	(6)	38	(107)	(4)	(27)	(138)
Acquired intangible assets	(1,255)	241	-	(1,014)	258	-	(756)
Others	658	(24)	-	634	625	-	1,259
Total	$13,039	1,524	38	14,601	(8,348)	(27)	6,226

(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2020	2021

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	241,371	246,023
Unused operating loss carryforwards-undistributed earnings tax	261,659	283,578
Others	29,897	30,364
	$534,487	561,525

As of December 31, 2021, the unused investment tax credits with its expiration year from 2022 to 2034 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2021, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$103,870	$20,774	2022~2026
	107,909	21,582	2027~2031
Hong Kong operations	1,818	150	Indefinitely
US operations	12,451	3,510	2024~2041
Israel operations	19,975	4,594	Indefinitely
		$50,610

(g)	Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2019. The income tax returns of 2020 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company’s unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2021.